LOAN RECEIVABLES - Schedule of Loan Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
LOAN RECEIVABLES
Loan receivables	$ 4,523	$ 4,570	$ 4,617
Cost:
LOAN RECEIVABLES
Loan receivables	4,700	4,700	4,700	$ 4,700
Expected credit loss:
LOAN RECEIVABLES
Loan receivables	(200)	(100)	(100)	$ (100)
Additions during the year	$ 100	$ 0	$ 0